SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue (Details)			1 Months Ended	12 Months Ended
	Apr. 15, 2022 $ / shares	Oct. 29, 2021 USD ($)	Jul. 31, 2021 USD ($) item	Jan. 31, 2022 USD ($) item contract MT $ / shares	Jan. 31, 2021 USD ($) $ / shares	Jan. 31, 2020 $ / shares
Cash and Cash Equivalents
Amount held by the Trust in a money market fund				$ 47,727,522	$ 12,500,941
Revenue from Contract with Customer [Abstract]
Number of members on panel for arbitration | item			3
Litigation settlement, damages		$ 2,312,106	$ 2,312,106
Litigation settlement, interest		521,581	$ 430,710
Proceeds from Legal Settlements		$ 2,833,687
Accrued income receivable				$ 4,631,510	249,477
Number of customer contracts | contract				1
Contract asset				$ 1,431,633	177,251
Contract asset				1,431,633	239,132
Contract liability				$ 0	$ 61,881
Fixed Property, Including Intangibles
Percentage of fee interest owned by Mesabi Land Trust in the lands subject to the Peters Lease				20.00%
Distributions declared per unit (in dollars per unit) | $ / shares				$ 2.86	$ 1.67	$ 3.36
Subsequent Event [Member]
Fixed Property, Including Intangibles
Distributions declared per unit (in dollars per unit) | $ / shares	$ 1.04
Base Overriding Royalties
Revenue from Contract with Customer [Abstract]
Base overriding royalties, first tier portion percentage				90.00%
Base overriding royalties, first tier shipment ceiling (in million tons) | MT				4
Base overriding royalties, second tier portion percentage				85.00%
Base overriding royalties, second tier shipment ceiling (in million tons) | MT				2
Base overriding royalties, third tier portion percentage				25.00%
Base overriding royalties, third tier shipment threshold (in million tons) | MT				6
Base overriding royalties, number of volume thresholds for transaction price | item				4
Base overriding royalties, volume threshold for transaction price | MT				1